EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Interests In Other Entities [Abstract]
Balance at beginning of period			$ 2,065	$ 1,480	$ 1,480
Acquisitions through business combinations			0		461
Additions			10		134
Share of net income (loss)	$ 28	$ 41	53	$ 91	165
Share of other comprehensive income (loss)			(1)		2
Distributions received			(89)		(167)
Foreign currency translation			12		(10)
Balance at end of period	$ 2,050		$ 2,050		$ 2,065